Insurance Contract Liabilities - Provision For Loss And Loss Adjustment Expenses - Asbestos (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Gross
Provision for asbestos claims and loss adjustment expenses - January 1	$ 1,217.9	$ 1,292.1
Losses and loss adjustment expenses incurred	135.4	138.6
Losses and loss adjustment expenses paid	164.0	(233.2)
Provisions for asbestos claims assumed during the year, at December 31	0.0	20.4
Liabilities associated with assets held for sale (note 23)	(114.7)	0.0
Provision for asbestos claims and loss adjustment expenses - December 31	1,074.6	1,217.9
Net
Provision for asbestos claims and loss adjustment expenses - January 1	995.3	1,033.3
Losses and loss adjustment expenses incurred	114.8	114.3
Losses and loss adjustment expenses paid	138.4	(170.1)
Provisions for asbestos claims assumed during the year, at December 31	0.0	17.8
Liabilities associated with assets held for sale (note 23)	(111.2)	0.0
Provision for asbestos claims and loss adjustment expenses - December 31	$ 860.5	$ 995.3